PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 89,151	$ 74,907	$ 71,460
Equipment, Internal Use Software and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	325,346	34,692
Reduction in accumulated depreciation	$ 325,346	$ 34,692